Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property and equipment, net [Abstract]
Schedule of property and equipment, net
	As of December 31,
	2014	2015
	RMB	RMB	US$ (Note 2(d))
Computers and equipment	43,961	89,127	13,758
Leasehold improvements	43,684	71,800	11,084
Buildings	—	2,578	398
Furniture and fixtures	6,343	15,479	2,390
Vehicles	—	156	24
Software	11,920	23,850	3,682
Subtotal	105,908	202,990	31,336
Less: Accumulated depreciation	(36,542)	(63,287)	(9,770)
Property and equipment subject to depreciation	69,366	139,703	21,566
Construction in progress	2,944	5,487	848
Total	72,310	145,190	22,414